STOCK-BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices			$ 0.07
Options Granted (shares)	360,000	2,590,000	3,000,000
Risk-free interest rate, Minimum	2.10%	2.20%
Risk-free interest rate, Maximum	2.20%	2.80%
Risk-free interest rate			2.50%
Expected volatility, Minimum	119.00%	120.00%
Expected volatility, Maximum	120.00%	121.00%
Expected volatility			130.00%
Expected dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	2.70%	0.00%	0.00%
Expected term (in years)	10 years	10 years	10 years
Fair value of options granted	$ 129,913	$ 769,421	$ 202,497
Non-cash compensation through issuance of stock options	$ 333,362	$ 260,045	$ 82,947
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices	$ 0.23	$ 0.27
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices	$ 0.42	$ 0.46